As filed with the Securities & Exchange Commission on February 28, 2008

1933 Act File No. 333-86655 1940 Act File No. 811-9575

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ X ]

Pre-Effective Amendment No.                                            [   ]
                                    -------
Post-Effective Amendment No.           9                               [ X ]
                                    -------

and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
Amendment No.                          9
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MEEHAN MUTUAL FUNDS, INC. (Exact name of Registrant as Specified in Charter)

1900 M Street, N.W. Suite 600 Washington, D.C. 20036
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, incl. Area Code: 1-888-545-2128

THOMAS P. MEEHAN, PRESIDENT 1900 M Street, NW Suite 600 Washington, D.C. 20036 (Name and Address of Agent for Service)

Copy to: ROBERT J. ZUTZ, ESQ. Kirkpatrick & Lockhart Nicholson Graham LLP 1601 K Street, NW Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

          [x] immediately upon filing pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] on (date) pursuant to paragraph (a)(1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                           MEEHAN MUTUAL FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

           This Registration Statement is comprised of the following:

                                  Cover Sheet

                      Prospectus for the Meehan Focus Fund

         Statement of Additional Information for the Meehan Focus Fund

                              Part C of Form N-1A

                                 Signature Page

                                    Exhibits

                         MEEHAN FOCUS FUND (the "Fund")

                                 A NO LOAD FUND

                          PROSPECTUS FEBRUARY 28, 2008









AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
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APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS
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TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.
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Please Read And Retain This Prospectus For Future Reference

                               TABLE OF CONTENTS

THE FUND                                                   2
What is the Fund's Investment Objective?                   2
What are the Fund's Principal Investment Strategies?       2
PRINCIPAL RISKS OF INVESTING IN THE FUND                   3
General Risks                                              3
Stock Market Risk                                          3
Small to Medium-Cap Stock Risks                            3
Foreign Securities Risk                                    3
Risks of Investing in ETFs                                 3
Focused Portfolio Risk                                     4
Temporary Defensive Positions                              4
DISCLOSURE OF PORTFOLIO HOLDINGS                           4
HOW HAS THE FUND PERFORMED IN THE PAST                     4
What are the Fund's Fees and Expenses?                     6
An Example of Fund Expenses Over Time                      6
THE FUND'S INVESTMENT ADVISOR                              6
The Advisor                                                6
The Portfolio Managers                                     7
HOW TO BUY AND SELL SHARES OF THE FUND                     8
Investing in the Fund                                      8
Determining Share Prices                                   8
Distribution (12b-1) Fees                                  9
Minimum Investment Amounts                                 9
Opening and Adding To Your Account                         9
Purchasing Shares By Mail                                  9
Purchasing Shares By Wire Transfer                        10
Purchases through Financial Service Organizations         11
Purchasing Shares By Automatic Investment Plan            11
Purchasing Shares By Telephone                            11
Miscellaneous Purchase Information                        12
How to Sell (Redeem) Your Shares                          12
Redemption Fee                                            12
By Mail                                                   12
Signature Guarantees                                      13
By Telephone                                              13
By Wire                                                   14
Customer Identification Procedures                        14
Redemption At The Option Of The Fund                      14
Monitoring of Fund Purchases and Redemptions              14
DIVIDENDS AND OTHER DISTRIBUTIONS                         14
TAX CONSIDERATIONS                                        15
GENERAL INFORMATION                                       15
FINANCIAL HIGHLIGHTS                                      16
FOR MORE INFORMATION                                      17

THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is long-term growth of capital.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
The Advisor attempts to achieve the Fund's investment
objective by:

- investing in common stocks without restrictions regarding market capitalization;
- normally investing at least 75% of the Fund's total assets in country-regionplaceU.S. common stocks or securities convertible into common stock; and
- with respect to 75% of the Fund's assets (valued at the time of investment), holding a focused portfolio of no more than 25 issuers.

Edgemoor Investment Advisors, Inc., the Fund's investment advisor ("Advisor"), believes that the Fund's investment objective is best achieved by investing in companies that exhibit the potential for significant growth over the long term. The Advisor defines long term as a time horizon of at least three years. To identify companies that have significant growth potential, the Advisor employs a value-oriented approach to stock selection. To choose the securities in which the Fund will invest, the Advisor seeks to identify companies that exhibit some or all of the following criteria:

 - low price-to-earnings ratio ("P/E");
 - low price-to-book value or tangible asset value;
 - excellent prospects for growth;
 - strong franchise; - highly qualified management;
 - consistent free cash flow; and
 - high returns on invested capital.

The Advisor seeks to purchase shares of good businesses at reasonable prices that provide a margin of safety. Investments in securities convertible into common stock may include corporate bonds, notes and preferred stock. Thomas P. Meehan, the Fund's portfolio manager, has invested a major portion of his retirement assets in the Fund and is a shareholder of the Fund.

The Fund may invest up to 25% of its total assets in foreign securities. The Fund will invest in foreign securities both directly and indirectly though other investment vehicles, including American Depository Receipts ("ADRs") and exchange traded funds ("ETFs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. government debt instruments, other money market mutual funds, and repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS. All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

STOCK MARKET RISK. The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

SMALL TO MEDIUM-CAP STOCK RISK. The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

FOREIGN SECURITIES RISK. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:
 - Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
 - Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
 - Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
 - Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.
 - Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

RISKS OF INVESTING IN ETFS. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares potentially may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs as the Advisor trades in and out of the ETF, which could result in greater expenses to the Fund. They also are subject to investment advisory and other expenses, which would be directly borne by the Fund. Finally, because the value of ETF shares depend on the demand in the market, the Advisor may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting the Fund's performance.

FOCUSED PORTFOLIO RISK. The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund generally will invest a relatively high percentage of its assets in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

TEMPORARY DEFENSIVE POSITIONS. Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains certain cash reserves. During abnormal or unusual market conditions, cash reserves may be a significant percentage of the Fund's total net assets. The Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

DISCLOSURE OF PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

HOW HAS THE FUND PERFORMED IN THE PAST? The bar chart and table below illustrate annual Fund and market benchmark returns for the periods ended December 31. This information is intended to give you some indication of the risk of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund's performance from one year to another. The table shows what the Fund's return would equal if you average out actual performance over various lengths of time. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.


                                [GRAPHIC OMITED]


From its inception on December 10, 1999 through December 31, 2007, the Fund's highest quarterly return was 21.36%, for the quarter ended June 30, 2003, and its lowest quarterly return was -24.68% the quarter ended September 30, 2002.

AVERAGE ANNUAL RETURNS (for the periods ended December 31, 2007)

                                                                Life of Fund
                               1 Year           5 Years           (12/10/99)
Meehan Focus Fund
  Return Before Taxes           7.86%            12.35%              5.66%

 Return After Taxes
 on Distributions               7.01%            12.12%              5.49%

 Return After Taxes
 on Distributions
 and Sale of Fund Shares        7.05%            11.14%              4.92%

 Standard & Poor's
500 Stock Index*                5.49%             8.62%              2.19%
(reflects no deduction for fees, expenses or taxes)

Nasdaq Composite Index**       20.27%            15.23%             -3.70%
(reflects no deduction for fees, expenses or taxes)

* The Standard & Poor's 500 Stock Index is an unmanaged index of 500 country-regionplaceU.S. stocks and gives a broad look at how stocks have performed. The Index does not reflect a deduction for fees, expenses or taxes.

** The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. The Index does not reflect a deduction for fees, expenses or taxes.

After-tax returns are calculated using the highest historical individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

WHAT ARE THE FUND'S FEES AND EXPENSES? This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES: (FEES PAID DIRECTLY FROM YOUR INVESTMENT):


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (as a percentage of offering price):
None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (as a percentage of redemption amount):
None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER
DISTRIBUTIONS:
None

REDEMPTION FEES(as a percentage of amount redeemed, if applicable) 2.0%


ANNUAL FUND OPERATING EXPENSES: (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                               0.90%
DISTRIBUTION (12B-1) FEES                     0.00%
OTHER EXPENSES                                0.25%
ACQUIRED FUND FEES AND EXPENSES               0.02%
                                              -----
TOTAL ANNUALFUND OPERATING EXPENSES           1.17%

1 The Fund charges a redemption fee for redemption of Fund shares held for less than seven days.

2 Although the Fund's Board of Directors has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended ("1940 Act"), the Plan has not yet been implemented.

3 Acquired Fund Fees and Expenses are fees incurred directly by the firm as a result of investment in certain pooled investment vehicles, such as mutual funds.

4. The expense information in the table has been restated to reflect current fees. Eff. November 1, 2007, the Advisor reduced the administrative services fee paid by the Fund to the Advisor from 0.35% to 0.25%, and the investment advisory fee paid by the Fund to the Advisor from 1.00% to 0.90% on an annualized basis.


EXAMPLE OF EXPENSES OVER TIME:
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     ONE YEAR      THREE YEARS      FIVE YEARS           TEN YEARS
     --------      -----------      ----------           ---------
      $120            $373            $646                 $1,428


                         THE FUND'S INVESTMENT ADVISOR

                                  THE ADVISOR

Edgemoor Investment Advisors, Inc.*, 1900 M Street, NW, Suite 600, Washington, D.C. 20036, serves as investment Advisor to the Fund. The Advisor is a Maryland corporation and has registered with the Securities and Exchange Commission ("SEC") as an investment advisor. The Advisor commenced operations in October 1999. The Advisor's principal business is to provide financial management and advisory services to individuals, corporations, and other institutions. The Advisor has been the investment advisor to the Fund since its commencement of operations on December 10, 1999. The Advisor manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operating Services Agreement. Thomas P. Meehan is portfolio manager for the Fund and Paul P. Meehan and R. Jordan Smyth, Jr. are co-managers for the Fund. As officers of the Advisor, Mr. Thomas P. Meehan is President, Messrs. Paul P. Meehan and R. Jordan Smyth, Jr. are Managing Directors. Messrs. Thomas P. Meehan, Paul P. Meehan, and R. Jordan Smyth, Jr. are also members of the Board of Directors of the Advisor.

A discussion regarding the basis for the board of directors approving Edgemoor as investment advisor is available in the Fund's semi-annual report to shareholders, dated April 30, 2007.

For its investment advisory services to the Fund, the Fund pays to the Advisor, on the last day of each month, an annualized fee equal to 0.90% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund.

* Effective September 28, 2007, the Fund's advisor changed its name to Edgemoor Investment Advisors, Inc. from Edgemoor Capital Management, Inc.

THE PORTFOLIO MANAGERS
Mr. Thomas P. Meehan has been President of the Advisor since September 1999 and has acted as the portfolio manager for the Fund and has been President of Meehan Mutual Funds, Inc. since their inception. In 1968, Mr. Meehan was a founding partner of Sherman, Meehan, Curtin & Ain, a Washington, D.C. law firm. Mr. Meehan served as President of that law firm for many years, and served on the firm's Executive Committee from its inception through September 1999. Mr. Meehan was a charter trustee of the firm's pension and profit sharing plans and served as an investment manager of these plans since their inceptions in 1973 through 2000.

Messrs. Paul P. Meehan and R. Jordan Smyth, Jr., were appointed co-managers of the Fund effective January 1, 2005. Mr. Meehan, Managing Director, joined the Advisor in August 2002 and is a member of the Advisor's
Investment Selection Committee. Prior to joining the Advisor, Mr. Meehan was an attorney with the federal government from May 1997 through August 2002. Mr. Smyth, Managing Director, joined the Advisor in April 2003 and is a member of the Advisor's Investment Selection Committee. Prior to joining the Advisor, Mr. Smyth was an investment banker with Wachovia Securities from June 1996 through February 2003.

The SAI provides additional information about the compensation paid to the Fund's portfolio managers, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

HOW TO BUY AND SELL SHARES OF THE FUND

INVESTING IN THE FUND

Determining Share Prices

Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business as of the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Advisor, subject to the review and oversight of the Board of Directors. Securities are priced at fair value as determined by the Advisor, subject to the oversight of the Board of Directors:

(1) when reliable market quotations are not readily available;
(2) the Fund's pricing service does not provide a valuation for such securities;
(3) the Fund's pricing service provides a valuation that in the judgment of the Advisor does not represent fair value; or
(4) the occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.
In this last regard, the trading hours for most foreign securities end prior to the close of the NYSE, the time as of which the Fund's NAV is calculated.
If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may be different from the market price of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Advisor compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund's fair valuation procedures. If any significant discrepancies are found, the Advisor may adjust the Fund's fair valuation procedures.

Distribution (12b-1) Fees

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund is authorized to pay an annualized fee of up to 0.35% of the Fund's average daily net assets to compensate certain parties for expenses incurred in the distribution of the Fund's shares and the servicing and maintenance of existing shareholder accounts. However, the Directors have not authorized payment of any fees pursuant to the Plan. Because any payments under the 12b-1 Plan would be paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Minimum Investment Amounts Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

                         MINIMUM           MINIMUM
TYPE OF                  INVESTMENT        SUBSEQUENT
ACCOUNT                  TO OPEN           INVESTMENTS
--------                 --------          -----------

REGULAR                   $5,000              $100

IRAs                      $2,000              $100


AUTOMATIC INVESTMENT PLAN MEMBERS

                         MINIMUM           MINIMUM
TYPE OF                  INVESTMENT        SUBSEQUENT
ACCOUNT                  TO OPEN           INVESTMENTS
--------                 --------          -----------

REGULAR                   $5,000     $100 per month minimum

IRAs                      $2,000     $100 per month minimum


Opening and Adding To Your Account

You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling the Fund at 1-866-884-5968.

Purchasing Shares By Mail

To make your initial investment in the Fund, simply complete the Account Application Form included with this Prospectus, make a check payable to Meehan Focus Fund, and mail the Form and check to:

 Meehan Mutual Funds, Inc.
c/o Viking Fund Management, LLC
P.O. Box 500 Minot, ND 58702-0500

To make subsequent purchases, simply make a check payable to Meehan Focus Fund and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

For purchases of Fund shares for retirement plans (such as 401(k) plans, IRAs) simply complete the Account Application Form included with this Prospectus, make a check payable to First Western Bank & Trust, and mail the Form and check to:

Meehan Mutual Funds, Inc.
c/o First Western Bank & Trust
P.O. Box 1090 Minot, ND 58702-1090

Your purchase order, if accompanied by payment, will be processed upon receipt by Viking Fund Management, LLC, the Fund's transfer agent ("Transfer Agent"). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer

To make an initial purchase of shares by wire transfer, you need to take the following steps:

1. Call 1-800-933-8413 to inform us that a wire is being sent. 2. Obtain an account number from the Transfer Agent. 3. Fill out and mail or fax an Account Application Form to the Transfer Agent 4. Ask your bank to wire funds to the account of:

First Western Bank & Trust, ABA #: 091310440
Credit: Meehan Mutual Funds, Inc.,
Acct. #: 90-7884-4
Attention: Trust Department
Further credit: Meehan Focus
Fund Acct # [Your Account number]

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this Prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares by Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan section of the Account Application Form. You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-933-8413. Purchasing Shares by Telephone

In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the Transfer Agent receives payment through the Automated Clearing House, which could be as many as two days after you place your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Fund may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Fund does not currently expect to charge such a fee.

The Fund's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Fund shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses. Miscellaneous Purchase Information

All applications to purchase shares of the Fund are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in country-regionplaceU.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings and loan association or credit union. The Fund's custodian will charge your account for any loss sustained by the Fund for any payment check returned to the custodian for insufficient funds. The Fund reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated as of 4:00 p.m. on that day, provided the securities broker transmits your order to the Transfer Agent before 5:00 p.m. Eastern time. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of the order.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

Redemption Fee

A redemption fee of 2% of the value of shares sold will be imposed on Fund shares redeemed within seven calendar days of their purchase. The redemption fee is paid to the Fund and is intended to offset the costs and market impact associated with short-term money movements. To determine the holding period, the Fund will use a first-in, first-out method, meaning the shares in the account the longest are used to determine whether the redemption fee applies.

                                    By Mail

                Sale requests should be mailed via U.S. mail to:

         Viking Fund Management, LLC P.O. Box 500 Minot, ND 58702-0500

                      or via overnight courier service to:

  Viking Fund Management, LLC 116 First Street, S.W., Suite. C Minot, ND 58701

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in good order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

"Good order" means that your redemption request must include:

1. Your account number.

2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3. The signatures of all account owners exactly as they are registered on the account.

4. Any required signature guarantees.

5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:
 - if you change
the ownership on your account;
 - when you want the redemption proceeds sent to a different address than is registered on the account;
 - if the proceeds are to be made payable to someone other than the account's owner(s);
 - any redemption transmitted by federal wire transfer to your bank; and
 - if a change of address request has been received by the Fund or the Transfer Agent within 15 days prior to the request for redemption. In addition, signature guarantees are required for all redemptions of $100,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent. The Advisor, in its discretion, may waive a signature guarantee requirement.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, "Signature Guarantee."

By Telephone

You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-933-8413 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Fund or the Transfer Agent within 15 days prior to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement.

If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering your redemption request in person or by mail. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone exactly when desired. By Wire You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. Customer Identification Procedures The Fund is required under the USA PATRIOT Act of 2001 to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply your full name, date of birth, social security number or other taxpayer identification number and permanent street address (not a P.O. Box) to assist in verifying your identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Under certain circumstances, it may be appropriate for the Fund to close or suspend further activity in an account.

Redemption At The Option Of The Fund

If the value of the shares in your account falls to less than $2,000, the Fund may notify you that, unless your account is increased to $2,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and other distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2,000 before any action is taken. This right of redemption shall not apply if the value of your account drops below $2,000 as the result of market action. The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts.

Monitoring of Fund Purchases and Redemptions

The Fund is intended as an investment vehicle for long-term investors. "Market-timing," or frequent short-term trading into and out of the Fund in an effort to anticipate or time the market can be disruptive to the Fund's efficient management and have a dilutive effect on the value of the investment of long-term Fund shareholders, increase transaction and other costs of the Fund and increase taxes, all of which could reduce the return to Fund shareholders. The Board has adopted policies to deter "market timing" or frequent short-term trading into and out of the Fund. The Fund seeks to deter market timing activity by imposing a 2% redemption fee on Fund shares redeemed within seven calendar days of purchase and by monitoring purchases and redemptions of Fund shares. While the Fund monitors purchases and redemptions of Fund shares, there is no guarantee that it will be able to detect or prevent all instances of market timing.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund pays dividends at least annually from its net investment income which consists of dividends it receives on the stocks it holds, as well as interest accrued on any obligations that it might hold in its portfolio.
The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund generally makes distributions of its net realized capital gains once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your distributions are paid at any time by writing to the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so that it will be relieved of federal income tax on its capital gains and net investment income that it currently distributes to its shareholders.
Fund dividends from net investment income and the excess of net short-term capital gains over net long-term capital loss are generally taxable to you as ordinary income. However, the Fund's dividends attributable to its "qualified dividend income" are subject to a maximum federal income tax rate of 15% for shareholders who are individuals and satisfy certain holding period and other restrictions regarding their Fund shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gains, regardless of the length of time you have held your Fund shares, and are subject to a 15% maximum federal income tax rate for individual shareholders. Distributions are taxable to you whether you receive them in cash or reinvest them in Fund shares. You will be advised annually of the source and status of distributions for federal income tax purposes.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss generally will be recognized. Any such gain an individual shareholder recognizes on the redemption of Fund shares held for more than one year will qualify for the 15% maximum federal income tax rate. You should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to one or more appropriate indices.

FINANCIAL HIGHLIGHTS The following table is intended to help you understand the performance of the shares of the Fund outstanding for the periods indicated. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned
(or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended 2003 through 2006 was audited by Brady, Martz & Associates, P.C. whose report, along with the Fund's financial statements, is included in the statement of additional information, which is available upon request. A different firm audited the information for the prior periods.

 MEEHAN FOCUS FUND
                   FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                    YEAR        YEAR        YEAR        YEAR        YEAR
                   ENDED        ENDED       ENDED       ENDED       ENDED
                   OCTOBER     OCTOBER     OCTOBER     OCTOBER     OCTOBER
                   31, 2007    31, 2006    31, 2005    31, 2004    31, 2003

NET ASSET
VALUE,
BEGINNING
OF PERIOD

                   $ 16.14      $ 14.50    $ 13.55     $ 12.78     $ 9.88

INVESTMENT OPERATIONS:
Net investment
income (loss)        (0.04)      (0.01)       0.01      (0.06)       0.01

Net realized and
unrealized gain
(loss) on
investments           2.72         1.91       0.95       0.83        2.90

Total income
(loss) from           ----         ----      -----       ----        ----
investment
operations            2.76         1.90       0.96       0.77        2.91

Distributions:
From Capital
Gains                (0.93)       (0.26)       --         --          --

From net
investment
income               (0.04)          --       (0.01)       --       (0.01)

Total                 ----         -----       ----      ------      ----
distributions        (0.97)        (0.26)     (0.01)       --       (0.01)


NET ASSET VALUE,
END OF PERIOD     $ 17.93        $ 16.14     $ 14.50    $ 13.55    $ 12.78

TOTAL RETURN        17.10%         13.10%       7.08%      6.03%     29.43%

RATIOS/ SUPPLEMENTAL DATA
Net assets,
end of period
(in 000's)        $ 40,231      $ 34,414    $ 30,070   $ 27,493    $ 20,713

Ratio of expenses
to average
net assets           1.36%          1.41%       1.50%      1.50%      1.50%

Ratio of net
investment
income to
average
net assets          0.23%          (0.08%)       0.05%     (0.47)%     0.08%

Portfolio
turnover rate      19.48%          23.99%       29.96%     22.66%     23.20%

FOR MORE INFORMATION

More information about the Fund is available free upon request, including the following:

Annual/Semiannual Reports. Provide additional information about the Fund's investments and contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI). Provides more detailed information on all aspects of the Fund. A current SAI, dated February 28, 2008, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

The Fund's annual and semiannual reports and SAI are available from the Fund's website at www.meehanfocusfund.com.

To receive information concerning the Fund, or to request a copy of the annual or semi-annual reports, SAI or other documents relating to the Fund, please contact the Fund at:

                           Meehan Mutual Funds, Inc.
                         c/o Edgemoor Investment Advisors, Inc.
                           1900 M Street, NW Suite 600
                              Washington, D.C. 20036

                                 1-866-884-5968

                            www.meehanfocusfund.com

A copy of your requested document(s) will be sent to you within three days of your request.

You may also receive information concerning the Fund, or request a copy of the annual/semiannual reports, SAI or other documents relating to the Fund (duplicating fee required), by contacting the SEC:

IN PERSON -- at the SEC's Public Reference Room in Washington, D.C. located at 100 F St., NE in Washington, DC, where you can review and copy information concerning the Fund

BY PHONE --  1-202-942-8090

BY MAIL -- Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102

BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS -- publicinfo@sec.gov

ON THE EDGAR DATABASE ON THE SEC'S INTERNET SITE -- www.sec.gov

                      Investment Company Act No. 811-9575

MEEHAN MUTUAL FUNDS, INC.

---PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(i) Articles of Incorporation*
   (ii) Amended and Restated Articles of Incorporation***
(b) By-Laws* (c) Instruments defining rights of Shareholders - see Articles Eighth and Fourteenth of the Company's Articles of Incorporation and Articles II, VII and XIV of the Company's By-Laws.
(c) Instruments Defining Rights of Security Holders -- None.
(d)(i) Investment Advisory Agreement**
   (ii) Amended and Restated Investment Advisory Agreement - Filed herewith.
(e)(i) Distribution Agreement**
   (ii) Distribution Agreement with Viking Fund Distributors, LLC#
(f) Bonus or profit sharing plans -- None.
(g) Custodian Agreement*
(h)(i) Operating Services Agreement**
   (i)(a) Amendment to Operating Services Agreement #####
      (b) Amended and Restated Operating Services Agreement - Filed herewith.
(ii) Investment Company Services Agreement**
(iii) Investment Company Services Agreement with Viking Fund Distributors, LLC#
(i) Opinion and consent of counsel - Filed herewith.
(j)(i) Consent of independent accountants - Filed herewith.
   (ii) Power of Attorney for Paul Meehan#
   (iii) Power of Attorney for Peter R. Sherman##
(k) Omitted Financial Statements -- None.
(l) Initial Capital Agreements - Not applicable.
(m) Rule 12b-1 Plan###
(n) Rule 18f-3 Plan -- None.
(p)(i) Code of Ethics for Edgemoor Capital Management, Inc. and Meehan Mutual Funds, Inc.**
   (ii) Code of Ethics for Declaration Distributors, Inc.**
   (iii) Code of Ethics for Viking Fund Distributors, LLC#

     * Incorporated by reference from Registrant's initial Registration Statement on Form N-1A filed on September 7, 1999.

     ** Incorporated by reference from Registrant's Amendment No. 1 to its
        Registration Statement on Form N-1A filed on March 16, 2001.

     *** Incorporated by reference from Registrant's Amendment No. 2 to its
         Registration Statement on Form N-1A filed on February 14, 2002.

      # Incorporated by reference from Registrant's Amendment No. 3 to its
        Registration Statement on Form N-1A filed on February 27, 2003.

     ## Incorporated by reference from Registrant's Amendment No. 4 to its
        Registration Statement on Form N-1A filed on March 1, 2004.

     ### Incorporated by reference from Registrant's Amendment No. 5 to its
         Registration Statement on Form N-1A filed on December 28, 2004.

     #### Incorporate by reference from Registrant's Amendment No. 6 to its
          Registration Statement on Form N-1A filed on February 27, 2005.

     ##### Incorporate by reference from Registrant's Amendment No. 8 to its
           Registration Statement on Form N-1A filed on February 28, 2007.



Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Fund.

Item 25. INDEMNIFICATION

(a) GENERAL. The Articles of Incorporation (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.

The By-Laws of the Corporation, Article VI, provide that the Corporation shall indemnify to the fullest extent required or permitted under Maryland law or The Investment Company Act of 1940, as either may be amended from time to time, any individual who is a director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law or the Investment Company Act of 1940.

(b) DISABLING CONDUCT. No director or officer shall be protected against any liability to the Corporation or its shareholders if such director or officer would be subject to such liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

Article 2-418 of the General Corporation Laws of Maryland provides that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(c) STANDARD OF CONDUCT. The Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under StateMaryland law unless authorized for a specific proceeding after a determination has been made, in accordance with StateplaceMaryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) REQUIRED INDEMNIFICATION. A director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under placeStateMaryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) ADVANCE PAYMENT. The Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under placeStateMaryland law. Such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking;
(2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) INSURANCE. To the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Mr. Meehan was a founding partner of Sherman, Meehan, Curtin & Ain, a Washington, D.C. law firm. Mr. Meehan served as President of his law firm for many years, had served on the firm's Executive Committee since the firm's inception and had been responsible for the financial management of the firm. Mr. Meehan was a charter trustee of the firm's pension and profit sharing plans and had served as the investment manager of these plans since their inceptions in 1973 through 2000.

Item 27. PRINCIPAL UNDERWRITER

Viking Fund Distributors, LLC, P.O. Box 500, 116
First Street, SW, Suite C, Minot, ND ("Viking"), acts as principal underwriter for the Fund. Viking is a registered broker-dealer. Pursuant to its agreement with the Fund, Viking offers shares of the Fund to the public on a continuous basis. Viking is not obligated to sell any fixed number of shares, but only to sell shares to fill orders as received by Viking. Neither Viking nor any person affiliated with Viking is an affiliated person of the Fund.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 1900 M Street NW, Suite 600, Washington, D.C. 20036. The Fund's accounting and transfer agency records are maintained at Viking Fund Distributors, LLC, P.O. Box 500, 119 First Street, SW, Suite C, Minot, ND.

Item 29. MANAGEMENT SERVICES

None.

Item 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, in the State District of Columbia, on February 28, 2008. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                           MEEHAN MUTUAL FUNDS, INC.

/s/ Thomas P. Meehan
------------------------
By: Thomas P. Meehan President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

                           MEEHAN MUTUAL FUNDS, INC.

       SIGNATURE                 TITLE                     DATE

/s/ Thomas P. Meehan      President and Director           February 28, 2008
----------------------
    Thomas P. Meehan

* Andrew Ferrentino       Director                         February 28, 2008
---------------------
  Andrew Ferrentino

* Peter R. Sherman        Director                         February 28, 2008
------------------
  Peter R. Sherman

/s/ Paul P. Meehan        Treasurer                        February 28, 2008
 -------------------
    Paul P. Meehan

*By: /s/Thomas P. Meehan
      ---------------------
        Thomas P. Meehan

                          EXHIBIT INDEX

(d)(ii) Amended and Restated Investment Advisory Agreement

(h)(i)(b) Amended and Restated Operating Services Agreement

(i) Opinion and consent of counsel

(j) Consent of independent accountants

                              AMENDED AND RESTATED

                          INVESTMENT ADVISORY AGREEMENT

                            MEEHAN MUTUAL FUNDS, INC.

     This Agreement, made and entered into as of the first day of November 2007, amends and restates the Agreement entered into as of the 30th day of November, 1999, by and between Meehan Mutual Funds, Inc., a Maryland corporation (the "Fund"), and Edgemoor Capital Management, Inc. (now known as Edgemoor Investment Advisors, Inc.), a Maryland corporation (hereinafter referred to as "Edgemoor").

     WHEREAS, the Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), and authorized to issue shares representing interests in the Fund (the "Portfolio"); and

     WHEREAS, Edgemoor is registered as an investment advisor under the Investment Advisers Act of 1940, and engages in the business of asset management; and

     WHEREAS, the Fund desires to retain Edgemoor to render certain investment management services to the Fund and Edgemoor is willing to render such services;

     NOW THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows;

     1.     OBLIGATIONS  OF  INVESTMENT  ADVISOR

          (A)     SERVICES.   Edgemoor  agrees to perform the following services
(the "Services")  for  the  Fund:

               (1) manage the investment and reinvestment of the Portfolio's assets;

               (2) continuously review, supervise, and administer the investment program of the Portfolio;

               (3) determine, in its discretion, the securities to be purchased, retained or sold (and implement those decisions);

               (4) provide the Fund with records concerning Edgemoor's activities which the Fund is required to maintain; and

               (5) render regular reports to the Fund's officers and directors concerning Edgemoor's discharge of the foregoing responsibilities.

     Edgemoor shall discharge the foregoing responsibilities subject to the control of the officers and the directors of the Fund and in compliance with such policies as the directors may from time to time establish, and in compliance with the objectives, policies, and limitations of the Portfolio set forth in the Fund's prospectus, as amended from time to time, and with all applicable laws and regulations. All Services to be furnished by Edgemoor under this Agreement may be furnished through the medium of any directors, officers or employees of Edgemoor or through such other parties as Edgemoor may determine from time to time.

     Edgemoor agrees, at its own expense or at the expense of one or more of its affiliates, to render the Services and to provide the office space, furnishings, equipment and personnel as may be reasonably required in the judgment of the Board of Directors of the Fund to perform the Services on the terms and for the compensation provided herein. Edgemoor shall authorize and permit any of its officers, directors and employees, who may be elected as directors or officers of the Fund, to serve in the capacities in which they are elected.

     Except to the extent expressly assumed by Edgemoor herein and except to the extent required by law to be paid by Edgemoor, the Fund shall pay all costs and expenses in connection with its operation and organization.

     (B) BOOKS AND RECORDS. All books and records prepared and maintained by Edgemoor for the Fund under this Agreement shall be the property of the Fund and, upon request therefor, Edgemoor shall surrender to the Fund such of the books and records so requested.

     2. PORTFOLIO TRANSACTIONS. Edgemoor is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best net results as described in the Fund's prospectus from time to time. Edgemoor may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers who provide the Portfolio with research, analysis, advice and similar services, and Edgemoor may pay to these brokers and dealers, in return for research and analysis, a higher commission or spread than may be charged by other brokers and dealers, provided that Edgemoor determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Edgemoor to the Fund and its other clients and that the total commission paid by the Fund will be reasonable in relation to the benefits to the Portfolio over the long-term. Edgemoor will promptly communicate to the officers and the directors of the Fund such information relating to portfolio transactions as they may reasonably request.

     3. COMPENSATION OF EDGEMOOR. The Fund will pay to Edgemoor on the last day of each month an annual fee equal to 0.90% of average net asset value of the Portfolio, such fee to be computed daily based upon the net asset value of the Portfolio as determined by a valuation made in accordance with the Fund's procedure for calculating Portfolio net asset value as described in the Fund's Prospectus and/or Statement of Additional Information. During any period when the determination of a Portfolio's net asset value is suspended by the directors of the Fund, the net asset value of a share of that Portfolio as of the last business day prior to such suspension shall, for the purpose of this Paragraph 3, be deemed to be net asset value at the close of each succeeding business day until it is again determined.

     4. STATUS OF INVESTMENT ADVISOR. The services of Edgemoor to the Fund are not to be deemed exclusive, and Edgemoor shall be free to render similar services to others so long as its services to the Fund are not impaired thereby. Edgemoor shall be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund. Nothing in this Agreement shall limit or restrict the right of any director, officer or employee of Edgemoor, who may also be a director, officer, or employee of the Fund, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

     5. PERMISSIBLE INTERESTS. Directors, agents, and stockholders of the Fund are or may be interested in Edgemoor (or any successor thereof) as directors, partners, officers, or stockholders, or otherwise; directors, partners, officers, agents, and stockholders of Edgemoor are or may be interested in the Fund as directors, stockholders or otherwise; and Edgemoor (or any successor) is or may be interested in the Fund as a stockholder or otherwise.

     6.     LIABILITY  OF  INVESTMENT  ADVISOR.   Edgemoor  assumes  no
responsibility under this Agreement other than to render the services called for hereunder in good faith. Edgemoor shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act of 1940) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, this Agreement.

     7. TERM. This Agreement shall remain in effect for two years from the date of its execution, and from year to year thereafter provided such continuance is approved at least annually by the vote of a majority of the directors of the Fund who are not parties to this Agreement or "interested persons" (as defined in the Act) of any such party, which vote must be cast in person at meeting called for the purpose of voting on such approval; provided, however, that;

          (a)     the  Fund  may,  at  any  time  and without the payment of any
penalty,     terminate  this  Agreement upon 60 days written notice to Edgemoor;

          (b) the Agreement shall immediately terminate in the event of its assignment (within the meaning of the Act and the Rules thereunder); and

          (c) Edgemoor may terminate this Agreement without payment of penalty on 60 days written notice to the Fund; and

          (d) the terms of paragraph 6 of this Agreement shall survive the termination of this Agreement.

     9. AMENDMENTS. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Fund's outstanding voting securities. This Amended and Restated Agreement supersedes the original Agreement, dated November 30, 1999, and any amendments and/or supplements to that Agreement.


     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and the year first written above.



MEEHAN MUTUAL FUNDS, INC.     EDGEMOOR INVESTMENT AVDVISORS, INC.

By: /s/ Thomas P. Meehan                   By:  /s/ Thomas P. Meehan
    --------------------                        --------------------


Title:  President                         Title:  President
        ---------                                 ---------

ATTEST:                              ATTEST:



>PAGE>

                              AMENDED AND RESTATED

                          OPERATING SERVICES AGREEMENT

                            MEEHAN MUTUAL FUNDS, INC.

     This Agreement, made and entered into as of the first day of November 2007, amends and restates the Agreement entered into as of the 30th day of November, 1999, by and between Meehan Mutual Funds, Inc., a Maryland corporation (the "Fund"), and Edgemoor Capital Management Inc., (now known as Edgemoor Investment Advisors, Inc.), a Maryland corporation (hereinafter referred to as "Advisor").

     WHEREAS, the Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), and authorized to issue shares representing interests in the Meehan Focus Fund (the "Portfolio"); and

WHEREAS,  Advisor  is  registered  as an investment advisor under the Investment
Advisers Act of 1940, and engages in the business of asset management and the provision of certain other administrative and recordkeeping services in connection therewith; and

WHEREAS, the Fund wishes to engage Advisor, to provide, or arrange for the provision of, certain operational services which are necessary for the day-to-day operations of the Portfolio in the manner and on the terms and conditions hereinafter set forth, and Advisor wishes to accept such engagement;

NOW, THEREFORE, in consideration of the promises and the mutual covenants hereinafter contained, the Fund and Advisor agree as follows:

1.     Obligations  of  Advisor

     (a) Services. The Fund hereby retains Advisor to provide, or, upon receipt of approval of the Fund, arrange for other companies to provide, the following services to the Portfolio in the manner and to the extent that such services are reasonably necessary for the operation of the Portfolio (collectively, the "Services"):

     (1) accounting services and functions, including costs and expenses of any independent public accountants;

     (2) non-litigation related legal and compliance services, including the expenses of maintaining registration and qualification of the Fund and the Portfolio under federal, state and any other applicable laws and regulations;

     (3) dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio accounts);

     (4)     custodian  and  depository  services  and  functions;

     (5)     distribution,  marketing,  and/or  underwriting  services;

     (6)     independent  pricing  services;

     (7) preparation of reports describing the operations of the Portfolio, including the costs of providing such reports to broker-dealers, financial institutions and other organizations which render services and assistance in connection with the distribution of shares of the Portfolio;

     (8) sub-accounting and recordkeeping services and functions (other than those books and records required to be maintained by Advisor under the Investment Advisory Agreement between the Fund and Advisor), including maintenance of shareholder records and shareholder information concerning the status of their Portfolio accounts by investment Advisors, broker-dealers, financial institutions, and other organizations on behalf of Advisor;

     (9) shareholder and board of directors communication services, including the costs of preparing, printing and distributing notices of shareholders' meetings, proxy statements, prospectuses, statements of additional information, Portfolio reports, and other communications to the Fund's Portfolio shareholders, as well as all expenses of shareholders' and board of directors' meetings, including the compensation and reimbursable expenses of the directors of the Fund;

     (10) other day-to-day administrative services, including the costs of designing, printing, and issuing certificates representing shares of the Portfolio, and premiums for the fidelity bond maintained by the Fund pursuant to
Section 17(g) of the Act and rules promulgated thereunder (except for such premiums as may be allocated to third parties, as insureds thereunder).

     (b) Exclusions from Service. Notwithstanding the provisions of Paragraph 1(a) above, the Services shall not include and Advisor will not be responsible for any of the following:

     (1) all brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund or the Portfolio in connection with securities transactions to which the Fund or the Portfolio is a party or in connection with securities owned by the Fund or the Portfolio;

     (2) the interest on indebtedness, if any, incurred by the Fund or the Portfolio;

     (3) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Fund or the Portfolio to federal, state, county, city, or other governmental agents;

     (4) the expenses, including fees and disbursements of counsel, in connection with litigation by or against the Fund or the Portfolio;

     (5)     acquired  fund  fees  and  expenses;  and

     (6)     any  other  extraordinary  expense  of  the  Fund  or  Portfolio.

(c) Books and Records. All books and records prepared and maintained by Advisor for the Fund under this Agreement shall be the property of the Fund and, upon request therefor, Advisor shall surrender to the Fund such of the books and records so requested.

(d) Staff and Facilities. Advisor assumes and shall pay for maintaining the staff, personnel, space, equipment and facilities necessary to perform its obligations under this Agreement.

2.     Obligations  of  the  Fund

(a) Fee. The Fund will pay to the Advisor on the last day of each month an annual fee equal to 0.25% of the average net assets of the Portfolio, such fee to be computed daily based upon the net asset value of the Portfolio as determined by a valuation made in accordance with the Fund's procedure for calculating Portfolio net asset value as described in the Fund's Prospectus and/or Statement of Additional Information.

(b) Information. The Fund will, from time to time, furnish or otherwise make available to Advisor such information relating to the business and affairs of the Portfolio as Advisor may reasonably require in order to discharge its duties and obligations hereunder.

3. Term. This Agreement shall remain in effect initially for two years after its execution, and from year to year thereafter provided such continuance is approved at least annually by the vote of a majority of the directors of the Fund who are not parties to this Agreement or "interested persons" (as defined in the Act) of any such party, which vote must be cast in person at a meeting called for the purpose of voting on such approval; provided, however, that:

(a) the Fund, at any time and without the payment of any penalty terminate this Agreement upon 60 days written notice to Advisor;

(b) the Agreement shall immediately terminate in the event of its assignment (within the meaning of the Act and the Rules thereunder); and

(c) Advisor may terminate this Agreement without payment of penalty on 60 days written notice to the Fund.

4.     Miscellaneous

(a) Performance Review. Advisor will permit representatives of the Fund, including the Fund's independent auditors, to have reasonable access to the personnel and records of Advisor in order to enable such representatives to monitor the quality of services being provided and the level of fees due Advisor pursuant to this Agreement. In addition, Advisor shall promptly deliver to the board of directors of the Fund such information as may reasonably be requested from time to time to permit the board of directors to make an informed determination regarding continuation of this Agreement and the payments contemplated to be made hereunder.

(b) Notices. Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postpaid, to the other party at the principal office of such party.

(c) Choice of Law. This Agreement shall be construed in accordance with the laws of the State of placeStateMaryland and the applicable provisions of the Act. To the extent the applicable law of the State of StateplaceMaryland or any of the provisions herein conflict with the applicable provisions of the Act, the latter shall control.

IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement on the day and year first above written.

     Meehan  Mutual  Funds,  Inc.

By:  /s/ Thomas P. Meehan
     ---------------------
      Thomas  P.  Meehan,  President


                    Edgemoor  Investment  Advisors,  Inc.


                    By:  /s/ Thomas P. Meehan
                         --------------------
                         Thomas  P.  Meehan,  President

February 28, 2008

Meehan Mutual Funds, Inc. 1900 M Street, NW Suite 600 Washington, D.C. 20036

Ladies and Gentlemen: We have acted as counsel to Meehan Mutual Funds, Inc., a Maryland corporation (the "Company"), in connection with the filing with the Securities and Exchange Commission ("SEC") of Post-Effective Amendment No. 9 to the Company's Registration Statement on Form N-1A (File Nos. 333-86655; 811-9575) (the "Post-Effective Amendment"), registering an indefinite number of shares of Common Stock (par value $.001) (the "Shares") of the Meehan Focus Fund, a series of the Company, under the Securities Act of 1933, as amended (the "1933 Act").

You have requested our opinion as to the matters set forth below in connection with the filing of the Post-Effective Amendment. In connection with rendering that opinion, we have examined the Post-Effective Amendment, the Company's Articles of Incorporation, as amended (the "Charter"), and Bylaws and the corporate action of the Company that provides for the issuance of the Shares, and we have made such other investigation as we have deemed appropriate. In rendering our opinion, we have made the assumptions that are customary in opinion letters of this kind. We have further assumed that, as of any date of determination, the number of Shares that are issued will not exceed the number of such shares authorized to be issued under the Charter. We have not verified any of those assumptions.

Our opinion, as set forth herein, is based on the facts in existence and the laws in effect on the date hereof and is limited to the federal laws of the United States of America and the laws of the State of Maryland that, in our experience, generally are applicable to the issuance of shares by entities such as the Company. We express no opinion with respect to any other laws.

Based upon and subject to the foregoing, we are of the opinion that: (1) the Shares to be issued pursuant to the Post-Effective Amendment have been duly authorized for issuance by the Company; and (2) when issued and paid for upon the terms provided in the Post-Effective Amendment, the Shares to be issued pursuant to the Post-Effective Amendment will be validly issued, fully paid and non-assessable.

This opinion is rendered solely for your use in connection with the filing of the Post-Effective Amendment and supersedes any previous opinions of this firm in connection with the issuance of Shares. We hereby consent to the filing of this opinion with the SEC in connection with the Post-Effective Amendment and to the reference to this firm in the statement of additional information that is being filed as part of the Post-Effective Amendment. In giving our consent we do not thereby admit that we are in the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations of the SEC thereunder.

                               Very truly yours,

               /s/ Kirkpatrick & Lockhart Preston Gates Ellis LLP

              Kirkpatrick & Lockhart placePreston Gates Ellis LLP

We herby consent to the incorporation by reference in this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A ("Registration Statement") of our report dated December 5, 2007, relating to the financial statements and financial highlights, which appear in the October 31, 2007 Annual Report to Shareholders of Meehan Focus Fund (a series of Meehan Mutual Funds, Inc.), which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Independent Auditors" in such Registration Statement.



BRADY, MARTZ & ASSOCIATES, P.C.
Bismarck, North Dakota USA

February 25, 2008

February 28, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:  Meehan Mutual Funds
     File Nos.  333-86655; 811-9575
     Post-Effective Amendment No.9
     -----------------------------

Ladies  and  Gentlemen:

     We have acted as counsel to Meehan Mutual Funds, Inc. (the "Fund") in connection with the preparation of Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A (the "Amendment"), and we have reviewed a copy of the Amendment being filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ Kirkpatrick & Lockhart Preston Gates Ellis LLP

                              Kirkpatrick & Lockhart Preston Gates Ellis LLP